Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (3,333,983)	$ (2,350,246)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	307,570	287,947
Inducement cost for conversion of notes payable		102,193
Impairment of assets	113,661
Interest expense, paid in stock		7,990
Gain (Loss) on derivative liability on warrants	(32,239)	(47,310)
Amortization of discount on acquisition note payable	20,363	11,030
Write-off of option to acquire noncontrolling interest in subsidiary	46,010
Change in operating assets and liabilities:
Accounts receivable	846	92,879
Deposits	(240,000)	47,000
Prepaid assets	(1,214)	(12,617)
Liabilities arising from reverse merger	49,872	47,826
Compensation payable	516,450	254,676
Accounts payable	233,271	(67,092)
Interest payable	54,995	26,580
Accrued expenses and other liabilities	12,504	376
Net cash used in operating activities	(1,112,931)	(1,298,788)
INVESTING ACTIVITIES
Powerhouse One acquisition, net of cash acquired		(6,077,214)
Construction in process	(912,445)
Net cash used in investing activities	(912,445)	(6,077,214)
FINANCING ACTIVITIES
Proceeds from acquisition note payable		5,050,000
Payments on acquisition note payable	(235,936)	(111,028)
Proceeds from sale of common stock and option exercise	1,576,099	2,569,999
Proceeds from convertible note payable		100,000
Proceeds from convertible notes payable, related parties	630,000	21,000
Payments on note payable for insurance premiums	(540)	(2,210)
Change in restricted cash	37,550	(140,644)
Net cash provided by financing activities	2,007,172	7,487,117
Increase (decrease) in cash and equivalents	(18,205)	111,115
Cash and equivalents, beginning of period	122,533	11,418
Cash and equivalents, end of period	104,328	122,533
Supplemental Disclosures
Interest paid	379,654	378,732
Income taxes paid		26
Non-Cash Transactions:
Discount on acquisition note payable		81,449
Option to acquire noncontrolling interest in subsidiary		46,010
Derivative liability on investor warrants	1,090,910	1,170,459
Redemption of convertible notes payable and accrued interest for stock		145,990
Note payable for insurance premiums	24,750	11,250
Employee [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	130,060	191,249
Advisor [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	$ 1,008,902	$ 108,731